Treasury Shares (Tables)	12 Months Ended
Dec. 31, 2023
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Changes in Treasury Shares
Based on the Board of Directors’ resolution, POSCO HOLDINGS INC. holds treasury shares for business purposes including its share price stabilization. The changes in treasury shares for the years ended December 31, 2022 and 2023 were as follows:

(shares, in millions of Won)	2022			2023
	Number of shares	Amount		Number of shares	Amount
Beginning	11,561,263	￦	2,508,294	8,722,053	￦	1,892,308
Disposal of treasury shares	(223,605)		(48,513)	(27,030)		(2,650)
Retirement of treasury shares	(2,615,605)		(567,473)	—		—

Ending	8,722,053	￦	1,892,308	8,695,023	￦	1,889,658